Interest in Master Trust - Schedule of Changes in Net Assets for the Master Trust (Details) - EBP 006 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Net (depreciation) appreciation in fair value of investments	$ 30,459,895	$ 22,134,985
Interest and dividends	4,591,579	2,815,035
Net transfers	(617,177)	(1,269,977)
(Decrease) Increase in net assets	4,972,774	32,208,843
Beginning of year	281,591,680	250,652,814
End of year	285,947,277	281,591,680
EBP, Nonconsolidated, Master Trust [Member]
EBP, Master Trust [Line Items]
Net (depreciation) appreciation in fair value of investments	(47,730,527)	25,640,693
Interest and dividends	2,681,008	2,778,547
Net investment (loss) income	(45,049,519)	28,419,240
Net transfers	(14,952,151)	(26,698,791)
(Decrease) Increase in net assets	(60,001,670)	1,720,449
Beginning of year	242,137,926	240,417,477
End of year	$ 182,136,256	$ 242,137,926